Equity (Schedule of Share-based Payments to Employees, Non-marketable Options, Exercise Price) (Details) - $ / shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Granted in 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for options outstanding	$ 0	$ 0	$ 2.79
Granted in 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for options outstanding	0	2.77	2.7
Granted in 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for options outstanding	0	0	4.27
Granted in 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for options outstanding	6.36	5.6	5.64
Granted in 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for options outstanding	9.84	8.6	8.56
Granted In 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for options outstanding	8.27	7.23	7.23
Granted in 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for options outstanding	5.87	5.17	0
Granted 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for options outstanding	$ 6.9	$ 0	$ 0